UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2016

ITEM 1.	REPORT TO STOCKHOLDERS

February 29, 2016

Semiannual Report
to Shareholders

Deutsche Asset Allocation Trust

(formerly Deutsche Target Date Series)

Deutsche Multi-Asset Conservative Allocation Fund

(formerly Deutsche LifeCompass 2015 Fund)

Deutsche Multi-Asset Global Allocation Fund

(formerly Deutsche LifeCompass 2020 Fund)

Deutsche Multi-Asset Moderate Allocation Fund

(formerly Deutsche LifeCompass 2030 Fund)

Contents

4 Letter to Shareholders

6 Performance Summaries

18 Portfolio Management Team

19 Portfolio Summaries

24 Investment Portfolios

33 Statements of Assets and Liabilities

36 Statements of Operations

38 Statements of Changes in Net Assets

41 Financial Highlights

50 Notes to Financial Statements

72 Information About Each Fund's Expenses

76 Advisory Agreement Board Considerations and Fee Evaluation

79 Account Management Resources

81 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summaries February 29, 2016 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–2.05%	–6.42%	3.20%	2.63%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.68%	–11.80%	1.98%	2.03%
S&P Target Risk Conservative Index†	–0.34%	–3.01%	3.61%	3.92%
Blended Index††	1.38%	–0.69%	5.70%	5.48%
S&P Target Date 2015 Index†††	–1.27%	–4.63%	4.66%	4.54%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.76%	4.45%	3.16%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–7.41%	3.22%	2.55%
S&P Target Risk Conservative Index†		–1.06%	4.07%	4.14%
Blended Index††		1.01%	6.13%	5.61%
S&P Target Date 2015 Index†††		–0.16%	5.76%	5.01%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–2.43%	–7.06%	2.42%	1.87%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.39%	–7.06%	2.42%	1.87%
S&P Target Risk Conservative Index†	–0.34%	–3.01%	3.61%	3.92%
Blended Index††	1.38%	–0.69%	5.70%	5.48%
S&P Target Date 2015 Index†††	–1.27%	–4.63%	4.66%	4.54%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–2.51%	3.66%	2.39%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–2.51%	3.66%	2.39%
S&P Target Risk Conservative Index†		–1.06%	4.07%	4.14%
Blended Index††		1.01%	6.13%	5.61%
S&P Target Date 2015 Index†††		–0.16%	5.76%	5.01%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
No Sales Charges	–1.93%	–6.12%	3.46%	2.89%
S&P Target Risk Conservative Index†	–0.34%	–3.01%	3.61%	3.92%
Blended Index††	1.38%	–0.69%	5.70%	5.48%
S&P Target Date 2015 Index†††	–1.27%	–4.63%	4.66%	4.54%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–1.61%	4.69%	3.41%
S&P Target Risk Conservative Index†		–1.06%	4.07%	4.14%
Blended Index††		1.01%	6.13%	5.61%
S&P Target Date 2015 Index†††		–0.16%	5.76%	5.01%

Deutsche Multi-Asset Conservative Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2015 are 1.53%, 2.28% and 1.28% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Conservative Allocation Fund — Class A ■ S&P Target Risk Conservative Index† ■ Blended Index†† ■ S&P Target Date 2015 Index†††

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Conservative Allocation Fund

† S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

†† The Blended Index is composed of 30% in the S&P 500 Index and 70% in the Barclays U.S. Aggregate Bond Index.

The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

††† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

On October 19, 2015, the S&P Target Risk Conservative Index replaced the S&P Target Date 2015 Index as the comparative broad-based securities market index because the Advisor believes that the S&P Target Risk Conservative Index more closely reflects the Fund’s investment strategies. On October 19, 2015 the Blended Index was added as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the Fund’s overall strategic asset allocations.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/29/16	$ 11.59	$ 11.58	$ 11.58
8/31/15	$ 12.00	$ 11.99	$ 11.99
Distribution Information as of 2/29/16
Income Dividends, Six Months	$ .17	$ .12	$ .18

Deutsche Multi-Asset Global Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–7.33%	–11.84%	2.53%	2.36%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–12.66%	–16.91%	1.32%	1.75%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	–1.95%	–6.22%	3.67%	4.17%
S&P Target Date 2020 Index†††	–1.78%	–5.54%	4.95%	4.67%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–2.48%	4.89%	3.45%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–8.08%	3.65%	2.84%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		–1.57%	5.04%	4.77%
S&P Target Date 2020 Index†††		–0.19%	6.30%	5.24%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–7.64%	–12.45%	1.78%	1.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–8.55%	–12.45%	1.78%	1.60%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	–1.95%	–6.22%	3.67%	4.17%
S&P Target Date 2020 Index†††	–1.78%	–5.54%	4.95%	4.67%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–3.23%	4.10%	2.68%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–3.23%	4.10%	2.68%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		–1.57%	5.04%	4.77%
S&P Target Date 2020 Index†††		–0.19%	6.30%	5.24%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
No Sales Charges	–7.21%	–11.61%	2.77%	2.61%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	–1.95%	–6.22%	3.67%	4.17%
S&P Target Date 2020 Index†††	–1.78%	–5.54%	4.95%	4.67%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–2.23%	5.16%	3.70%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		–1.57%	5.04%	4.77%
S&P Target Date 2020 Index†††		–0.19%	6.30%	5.24%

Deutsche Multi-Asset Global Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2015 are 1.47%, 2.21% and 1.23% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Global Allocation Fund — Class A ■ S&P Target Risk Moderate Index† ■ Blended Index†† ■ S&P Target Date 2020 Index†††

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Global Allocation Fund

† S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

†† The Blended Index is composed of 60% in the MSCI World Index and 40% in the Barclays Global Aggregate Bond Index.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

Barclays Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

††† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

On October 19, 2015, the S&P Target Risk Moderate Index replaced the S&P Target Date 2020 Index as the comparative broad-based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the Fund’s investment strategies. On October 19, 2015 the Blended Index was added as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the Fund’s overall strategic asset allocations.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/29/16	$ 13.68	$ 13.61	$ 13.68
8/31/15	$ 15.05	$ 14.92	$ 15.07
Distribution Information as of 2/29/16
Income Dividends, Six Months	$ .29	$ .17	$ .33

Deutsche Multi-Asset Moderate Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–6.63%	–10.58%	3.55%	2.82%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–12.00%	–15.72%	2.33%	2.21%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	0.46%	–2.99%	7.68%	6.04%
S&P Target Date 2030 Index†††	–2.66%	–7.07%	5.32%	4.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.13%	6.00%	3.96%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–6.82%	4.75%	3.35%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		1.28%	8.95%	6.48%
S&P Target Date 2030 Index†††		–0.30%	7.06%	5.47%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–6.98%	–11.26%	2.76%	2.05%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–7.83%	–11.26%	2.76%	2.05%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	0.46%	–2.99%	7.68%	6.04%
S&P Target Date 2030 Index†††	–2.66%	–7.07%	5.32%	4.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.86%	5.21%	3.19%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.86%	5.21%	3.19%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		1.28%	8.95%	6.48%
S&P Target Date 2030 Index†††		–0.30%	7.06%	5.47%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
No Sales Charges	–6.47%	–10.35%	3.79%	3.07%
S&P Target Risk Moderate Index†	–1.00%	–4.22%	4.08%	3.89%
Blended Index††	0.46%	–2.99%	7.68%	6.04%
S&P Target Date 2030 Index†††	–2.66%	–7.07%	5.32%	4.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–0.96%	6.25%	4.22%
S&P Target Risk Moderate Index†		–1.06%	4.87%	4.26%
Blended Index††		1.28%	8.95%	6.48%
S&P Target Date 2030 Index†††		–0.30%	7.06%	5.47%

Deutsche Multi-Asset Moderate Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2015 are 1.59%, 2.28% and 1.32% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Multi-Asset Moderate Allocation Fund — Class A ■ S&P Target Risk Moderate Index† ■ Blended Index†† ■ S&P Target Date 2030 Index†††

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche Multi-Asset Moderate Allocation Fund

† S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

†† The Blended Index is composed of 60% in the S&P 500 Index and 40% in the Barclays U.S. Aggregate Bond Index.

The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

††† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

On October 19, 2015, the S&P Target Risk Moderate Index replaced the S&P Target Date 2030 Index as the comparative broad-based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the Fund’s investment strategies. On October 19, 2015 the Blended Index was added as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the Fund’s overall strategic asset allocations.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/29/16	$ 8.77	$ 8.77	$ 8.76
8/31/15	$ 10.41	$ 10.37	$ 10.41
Distribution Information as of 2/29/16
Income Dividends, Six Months	$ .19	$ .11	$ .22
Capital Gain Distributions	$ .84	$ .84	$ .84

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of each fund. Began managing each fund in 2013.

— Joined Deutsche Asset Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Director

Portfolio Manager of each fund. Began managing each fund in 2013.

— Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 29, 2016 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 18.2%
Deutsche Core Equity Fund "Institutional" (a)	625,142	13,471,813
Deutsche European Equity Fund "Institutional" (a)	381,498	3,559,374
Deutsche Small Cap Core Fund "S" (a)	87,359	1,982,179
Total Equity — Equity Funds (Cost $15,413,999)		19,013,366

Equity — Exchange-Traded Funds 10.4%
iShares MSCI Eurozone ETF	107,368	3,414,303
iShares MSCI Japan ETF	202,119	2,201,076
SPDR Dow Jones REIT ETF	59,746	5,207,461
Total Equity — Exchange-Traded Funds (Cost $10,781,889)		10,822,840

Fixed Income — Bond Funds 63.4%
Deutsche Core Plus Income Fund "Institutional" (a)	2,245,833	23,558,786
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	95,961	1,079,566
Deutsche Enhanced Global Bond Fund "S" (a)	347,906	3,117,242
Deutsche Floating Rate Fund "Institutional" (a)	60,604	495,743
Deutsche Global High Income Fund "Institutional" (a)	170,344	1,047,614
Deutsche Global Inflation Fund "Institutional" (a)	316,689	3,113,053
Deutsche GNMA Fund "Institutional" (a)	1,283,453	18,160,860
Deutsche High Income Fund "Institutional" (a)	235,934	1,014,516
Deutsche U.S. Bond Index Fund "Institutional" (a)	1,506,429	14,627,430
Total Fixed Income — Bond Funds (Cost $67,108,646)		66,214,810

Fixed Income — Money Market Fund 7.6%
Central Cash Management Fund, 0.33% (a) (b) (Cost $7,922,125)	7,922,125	7,922,125

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $101,226,659)†	99.6	103,973,141
Other Assets and Liabilities, Net	0.4	371,501
Net Assets	100.0	104,344,642

Deutsche Multi-Asset Conservative Allocation Fund

† The cost for federal income tax purposes was $101,790,772. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $2,182,369. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,439,139 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,256,770.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

During the period ended February 29, 2016, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $94,336,210 and $111,196,376, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $16,288,123 and $10,383,542, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity — Equity Funds	$ 19,013,366	$ —	$ —	$ 19,013,366
Equity — Exchange-Traded Funds	10,822,840	—	—	10,822,840
Fixed Income — Bond Funds	66,214,810	—	—	66,214,810
Money Market Fund	7,922,125	—	—	7,922,125
Total	$ 103,973,141	$ —	$ —	$ 103,973,141

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 19.3%
Deutsche Core Equity Fund "Institutional" (a)	139,431	3,004,737
Deutsche European Equity Fund "Institutional" (a)	564,999	5,271,439
Deutsche Global Growth Fund "Institutional" (a)	407,004	10,614,670
Deutsche Global Small Cap Fund "Institutional" (a)	80,765	2,802,538
Total Equity — Equity Funds (Cost $23,116,468)		21,693,384

Equity — Exchange-Traded Funds 45.0%
iShares Currency Hedged MSCI EAFE Fund	1,478,846	34,190,920
iShares Global High Yield Corporate Bond Fund	22,200	980,796
iShares MSCI Eurozone ETF	159,678	5,077,760
iShares MSCI Japan ETF	313,065	3,409,278
iShares MSCI Pacific ex Japan Fund	33,707	1,185,138
SPDR Dow Jones REIT ETF	66,618	5,806,425
Total Equity — Exchange-Traded Funds (Cost $54,838,048)		50,650,317

Fixed Income — Bond Funds 27.4%
Deutsche Core Plus Income Fund "Institutional" (a)	569,517	5,974,234
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	53,229	598,830
Deutsche Enhanced Global Bond Fund "S" (a)	346,680	3,106,257
Deutsche Floating Rate Fund "Institutional" (a)	116,452	952,579
Deutsche Global High Income Fund "Institutional" (a)	1,029,999	6,334,493
Deutsche Global Inflation Fund "Institutional" (a)	360,641	3,545,106
Deutsche GNMA Fund "Institutional" (a)	376,148	5,322,488
Deutsche High Income Fund "Institutional" (a)	90,709	390,049
Deutsche U.S. Bond Index Fund "Institutional" (a)	466,379	4,528,544
Total Fixed Income — Bond Funds (Cost $31,381,939)		30,752,580

Short-Term U.S. Treasury Obligations 3.1%
U.S. Treasury Bills:
0.32%*, 6/2/2016 (b)	3,382,000	3,379,230
0.36%*, 8/11/2016 (b)	114,000	113,769
Total Short-Term U.S. Treasury Obligations (Cost $3,493,136)		3,492,999

Fixed Income — Money Market Fund 5.9%
Central Cash Management Fund, 0.33% (a) (c) (Cost $6,671,379)	6,671,379	6,671,379

Deutsche Multi-Asset Global Allocation Fund

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,500,970)†	100.7	113,260,659
Other Assets and Liabilities, Net	(0.7)	(736,635)
Net Assets	100.0	112,524,024

† The cost for federal income tax purposes was $120,300,706. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $7,040,047. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,206,872 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,246,919.

* Annualized yield at time of purchase; not a coupon rate.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) At February 29, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 29, 2016, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $76,396,022 and $146,904,949, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $69,314,879 and $18,513,004, respectively.

At February 29, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
FTSE 100 Index Futures	GBP	3/18/2016	1	84,325	(6,522)
Russell 2000 Mini Index Futures	USD	3/18/2016	3	309,510	(12,907)
SPI 200 Equity Index Futures	AUD	3/17/2016	1	86,970	(609)
Topix Index Futures	JPY	3/10/2016	1	114,230	8,509
Total net unrealized depreciation					(11,529)

Currency Abbreviations
AUD Australian Dollar GBP British Pound JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Deutsche Multi-Asset Global Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity — Equity Funds	$ 21,693,384	$ —	$ —	$ 21,693,384
Equity — Exchange-Traded Funds	50,650,317	—	—	50,650,317
Fixed Income — Bond Funds	30,752,580	—	—	30,752,580
Short-Term U.S. Treasury Obligations	—	3,492,999	—	3,492,999
Money Market Fund	6,671,379	—	—	6,671,379
Derivatives (d)
Futures Contracts	8,509	—	—	8,509
Total	$ 109,776,169	$ 3,492,999	$ —	$ 113,269,168
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (d)
Futures Contracts	$ (20,038)	$ —	$ —	$ (20,038)
Total	$ (20,038)	$ —	$ —	$ (20,038)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)

Equity — Equity Funds 40.9%
Deutsche Core Equity Fund "Institutional" (a)	545,901	11,764,177
Deutsche European Equity Fund "Institutional" (a)	299,961	2,798,636
Deutsche Small Cap Core Fund "S" (a)	69,409	1,574,879
Total Equity — Equity Funds (Cost $14,257,031)		16,137,692

Equity — Exchange-Traded Funds 18.0%
iShares MSCI Eurozone ETF	83,950	2,669,610
iShares MSCI Japan ETF	165,000	1,796,850
iShares MSCI Pacific ex Japan Fund	12,785	449,520
SPDR Dow Jones REIT ETF	25,157	2,192,684
Total Equity — Exchange-Traded Funds (Cost $7,184,656)		7,108,664

Fixed Income — Bond Funds 34.0%
Deutsche Core Plus Income Fund "Institutional" (a)	298,496	3,131,227
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	38,166	429,371
Deutsche Enhanced Global Bond Fund "S" (a)	184,305	1,651,376
Deutsche Floating Rate Fund "Institutional" (a)	61,909	506,414
Deutsche Global High Income Fund "Institutional" (a)	84,159	517,575
Deutsche Global Inflation Fund "Institutional" (a)	191,721	1,884,622
Deutsche GNMA Fund "Institutional" (a)	199,966	2,829,521
Deutsche High Income Fund "Institutional" (a)	241,030	1,036,431
Deutsche U.S. Bond Index Fund "Institutional" (a)	144,430	1,402,412
Total Fixed Income — Bond Funds (Cost $13,744,842)		13,388,949

Short-Term U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
0.32%*, 6/2/2016 (b)	1,027,000	1,026,159
0.36%*, 8/11/2016 (b)	65,000	64,868
Total Short-Term U.S. Treasury Obligations (Cost $1,091,083)		1,091,027

Fixed Income — Money Market Fund 4.5%
Central Cash Management Fund, 0.33% (a) (c) (Cost $1,756,033)	1,756,033	1,756,033

Deutsche Multi-Asset Moderate Allocation Fund

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,033,645)†	100.2	39,482,365
Other Assets and Liabilities, Net	(0.2)	(63,360)
Net Assets	100.0	39,419,005

† The cost for federal income tax purposes was $38,321,143. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $1,161,222. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,388,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,227,557.

* Annualized yield at time of purchase; not a coupon rate.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) At February 29, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

SPDR: Standard & Poor's Depositary Receipt

During the year ended February 29, 2016, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $29,341,867 and $35,152,414, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $10,536,552 and $4,403,958, respectively.

At February 29, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index Futures	EUR	3/18/2016	9	287,258	(17,096)
FTSE 100 Index Futures	GBP	3/18/2016	2	168,651	(13,045)
Russell 2000 Index Futures	USD	3/18/2016	4	412,680	(13,442)
S&P Mini 500 Index Futures	USD	3/18/2016	4	385,900	(13,910)
SPI 200 Equity Index Futures	AUD	3/17/2016	2	173,941	(2,074)
Topix Index Futures	JPY	3/10/2016	2	228,460	17,018
Total net unrealized appreciation					(42,549)

Currency Abbreviations
AUD Australian Dollar EUR Euro GBP British Pound JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Deutsche Multi-Asset Moderate Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity — Equity Funds	$ 16,137,692	$ —	$ —	$ 16,137,692
Equity — Exchange-Traded Funds	7,108,664	—	—	7,108,664
Fixed Income — Bond Funds	13,388,949	—	—	13,388,949
Short-Term U.S. Treasury Obligations	—	1,091,027	—	1,091,027
Money Market Fund	1,756,033	—	—	1,756,033
Derivatives (d)
Futures Contracts	17,018	—	—	17,018
Total	$ 38,408,356	$ 1,091,027	$ —	$ 39,499,383
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (d)
Futures Contracts	$ (59,567)	$ —	$ —	$ (59,567)
Total	$ (59,567)	$ —	$ —	$ (59,567)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

as of February 29, 2016 (Unaudited)
Assets	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $10,781,889, $58,331,184 and $8,275,739)	$ 10,822,840	$ 54,143,316	$ 8,199,691
Investments in affiliated Underlying Funds, at value (cost $90,444,770, $61,169,786 and $29,757,906)	93,150,301	59,117,343	31,282,674
Total investments in securities, at value (cost $101,226,659, $119,500,970 and $38,033,645)	103,973,141	113,260,659	39,482,365
Cash	486,945	413,330	—
Foreign currency, at value (cost $—, $1,294 and $843)	—	1,143	765
Deposit with broker for futures contracts	9,200	—	—
Receivable for Fund shares sold	6,967	6,137	30,271
Dividends receivable	7,611	9,456	1,042
Interest receivable	2,185	2,022	582
Receivable for variation margin on futures contracts	—	9,408	—
Other assets	39,115	35,482	34,819
Total assets	104,525,164	113,737,637	39,549,844
Liabilities
Cash overdraft	—	—	9,260
Due from broker for futures contracts	—	955,130	—
Payable for Fund shares redeemed	53,284	112,726	6,273
Payable for variation margin on futures contracts	—	—	43,107
Accrued Trustees' fees	709	2,489	1,227
Other accrued expenses and payables	126,529	143,268	70,972
Total liabilities	180,522	1,213,613	130,839
Net assets at value	$ 104,344,642	$ 112,524,024	$ 39,419,005

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2016 (Unaudited) (continued)
Net Assets Consist of	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Distributions in excess of net investment income	(19,305)	—	(288,873)
Undistributed net investment income	—	817,959	—
Net unrealized appreciation (depreciation) on: Investments	2,746,482	(6,240,311)	1,448,720
Futures	—	(11,529)	(42,549)
Foreign currency	—	64	(115)
Accumulated net realized gain (loss)	(32,479,781)	(6,803,168)	1,556,201
Paid-in capital	134,097,246	124,761,009	36,745,621
Net assets, at value	$ 104,344,642	$ 112,524,024	$ 39,419,005
Net Asset Value
Class A Net assets applicable to shares outstanding	$ 38,578,688	$ 42,762,797	$ 22,720,789
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,328,021	3,127,026	2,590,849
Net Asset Value and redemption price per share	$ 11.59	$ 13.68	$ 8.77
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.30	$ 14.51	$ 9.31
Class C Net assets applicable to shares outstanding	$ 10,147,315	$ 8,902,840	$ 4,981,751
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	876,361	654,008	567,955
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.58	$ 13.61	$ 8.77
Class S Net assets applicable to shares outstanding	$ 55,618,639	$ 60,858,387	$ 11,716,465
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,804,464	4,449,370	1,337,817
Net Asset Value, offering and redemption price per share	$ 11.58	$ 13.68	$ 8.76

The accompanying notes are an integral part of the financial statements.

Statements of Operations

for the six months ended February 29, 2016 (Unaudited)
Net Asset Value	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$ 978,421	$ 903,240	$ 335,107
Dividends	49,122	348,781	33,487
Interest	—	697	212
Total income	1,027,543	1,252,718	368,806
Expenses: Management fee	40,439	46,412	17,288
Administration fee	48,536	62,151	21,748
Services to shareholders	78,016	134,672	43,803
Distribution and service fees	94,545	106,908	58,914
Custodian fee	5,824	5,556	4,711
Professional fees	29,680	31,868	30,656
Reports to shareholders	10,330	12,584	8,095
Registration fees	25,175	24,924	24,652
Trustees' fees and expenses	2,748	4,154	1,843
Other	4,216	4,573	3,477
Total expenses before expense reductions	339,509	433,802	215,187
Expense reductions	(115,152)	(180,621)	(100,793)
Total expenses after expense reductions	224,357	253,181	114,394
Net investment income	$ 803,186	$ 999,537	$ 254,412

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 29, 2016 (Unaudited) (continued)
Realized and Unrealized Gain (Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from: Sale of affiliated Underlying Funds	464,339	8,239,040	1,901,530
Sale of non-affiliated Underlying Funds	(990,330)	(2,060,969)	(866,469)
Capital gain distributions from affiliated Underlying Funds	1,536,890	730,054	1,207,440
Capital gain distributions from non-affiliated Underlying Funds	27,332	199,794	18,561
Futures	(3,855)	(1,279,947)	(413,944)
Foreign currency	—	(7,099)	(1,245)
	1,034,376	5,820,873	1,845,873
Change in net unrealized appreciation (depreciation) on: Investments	(4,868,424)	(15,809,306)	(5,259,755)
Futures	—	(11,529)	(42,549)
Foreign currency	—	64	(115)
	(4,868,424)	(15,820,771)	(5,302,419)
Net gain (loss)	(3,834,048)	(9,999,898)	(3,456,546)
Net increase (decrease) in net assets resulting from operations	$ (3,030,862)	$ (9,000,361)	$ (3,202,134)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Deutsche Multi-Asset Conservative Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations: Net investment income	$ 803,186	$ 1,306,964
Net realized gain (loss)	1,034,376	2,540,427
Change in net unrealized appreciation (depreciation)	(4,868,424)	(6,437,298)
Net increase (decrease) in net assets resulting from operations	(3,030,862)	(2,589,907)
Distributions to shareholders from: Net investment income: Class A	(496,503)	(1,115,213)
Class B	(616)*	(4,544)
Class C	(92,716)	(206,682)
Class S	(655,367)	(1,050,082)
Total distributions	(1,245,202)	(2,376,521)
Fund share transactions: Proceeds from shares sold	3,082,247	4,257,610
Reinvestment of distributions	1,195,035	2,320,369
Payments for shares redeemed	(10,422,600)	(19,863,967)
Net assets acquired in tax-free reorganization**	49,219,254	—
Net increase (decrease) in net assets from Fund share transactions	43,073,936	(13,285,988)
Increase (decrease) in net assets	38,797,872	(18,252,416)
Net assets at beginning of period	65,546,770	83,799,186
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $19,305 and $422,711, respectively)	$ 104,344,642	$ 65,546,770

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

** On October 16, 2015, Deutsche LifeCompass Retirement Fund was acquired by the Fund through a tax-free reorganization (see Note H).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Global Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations: Net investment income	$ 999,537	$ 2,593,722
Net realized gain (loss)	5,820,873	6,885,191
Change in net unrealized appreciation (depreciation)	(15,820,771)	(14,703,593)
Net increase (decrease) in net assets resulting from operations	(9,000,361)	(5,224,680)
Distributions to shareholders from: Net investment income: Class A	(933,707)	(1,935,088)
Class B	(420)*	(12,732)
Class C	(115,152)	(259,774)
Class S	(1,449,587)	(2,790,983)
Total distributions	(2,498,866)	(4,998,577)
Fund share transactions: Proceeds from shares sold	3,095,157	10,751,707
Reinvestment of distributions	2,437,892	4,901,019
Payments for shares redeemed	(13,823,794)	(44,002,721)
Net increase (decrease) in net assets from Fund share transactions	(8,290,745)	(28,349,995)
Increase (decrease) in net assets	(19,789,972)	(38,573,252)
Net assets at beginning of period	132,313,996	170,887,248
Net assets at end of period (including undistributed net investment of $817,959 and $2,317,288, respectively)	$ 112,524,024	$ 132,313,996

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Moderate Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations: Net investment income	$ 254,412	$ 741,141
Net realized gain (loss)	1,845,873	4,637,242
Change in net unrealized appreciation (depreciation)	(5,302,419)	(6,487,819)
Net increase (decrease) in net assets resulting from operations	(3,202,134)	(1,109,436)
Distributions to shareholders from: Net investment income: Class A	(526,019)	(723,026)
Class B	(480)*	(2,764)
Class C	(61,242)	(90,667)
Class S	(230,228)	(557,926)
Net realized gains: Class A	(1,910,411)	(2,829,036)
Class B	(4,485)*	(16,083)
Class C	(403,149)	(527,567)
Class S	(645,867)	(1,967,159)
Total distributions	(3,781,881)	(6,714,228)
Fund share transactions: Proceeds from shares sold	3,706,340	7,899,739
Reinvestment of distributions	3,734,637	6,681,086
Payments for shares redeemed	(10,396,062)	(27,023,613)
Net assets acquired in tax-free reorganization**	11,298,463	—
Net increase (decrease) in net assets from Fund share transactions	8,343,378	(12,442,788)
Increase (decrease) in net assets	1,359,363	20,266,452)
Net assets at beginning of period	38,059,642	58,326,094
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $288,873 and $274,684, respectively)	$ 39,419,005	$ 38,059,642

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

** On October 16, 2015, Deutsche LifeCompass 2040 Fund was acquired by the Fund through a tax-free reorganization (see Note H).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Multi-Asset Conservative Allocation Fund — Class A
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.00	$ 12.85	$ 11.66	$ 11.14	$ 10.57	$ 9.70
Income (loss) from investment operations: Net investment income[a]	.09	.22	.22	.24	.20	.20
Net realized and unrealized gain (loss)	(.33)	(.67)	1.24	.51	.58	.85
Total from investment operations	(.24)	(.45)	1.46	.75	.78	1.05
Less distributions from: Net investment income	(.17)	(.40)	(.27)	(.23)	(.21)	(.18)
Net asset value, end of period	$ 11.59	$ 12.00	$ 12.85	$ 11.66	$ 11.14	$ 10.57
Total Return (%)[b,c,d]	(2.05)**	(3.62)	12.65	6.74	7.54	10.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	31	40	44	58	63
Ratio of expenses before expense reductions (%)[e]	.77*	.73	.71	.68	.66	.65
Ratio of expenses after expense reductions (%)[e]	.52*	.52	.46	.47	.58	.58
Ratio of net investment income (%)	1.58*	1.71	1.76	2.08	1.83	1.88
Portfolio turnover rate (%)	119**	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Conservative Allocation Fund — Class C
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55	$ 9.69
Income (loss) from investment operations: Net investment income[a]	.05	.12	.12	.15	.12	.12
Net realized and unrealized gain (loss)	(.34)	(.66)	1.25	.50	.59	.84
Total from investment operations	(.29)	(.54)	1.37	.65	.71	.96
Less distributions from: Net investment income	(.12)	(.30)	(.18)	(.14)	(.13)	(.10)
Net asset value, end of period	$ 11.58	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Total Return (%)[b,c,d]	(2.43)**	(4.28)	11.82	5.86	6.84	9.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	8	9	10	11	13
Ratio of expenses before expense reductions (%)[e]	1.49*	1.48	1.43	1.40	1.38	1.36
Ratio of expenses after expense reductions (%)[e]	1.27*	1.27	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	.82*	.95	1.01	1.30	1.10	1.13
Portfolio turnover rate (%)	119**	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Conservative Allocation Fund — Class S
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55	$ 9.69
Income (loss) from investment operations: Net investment income[a]	.11	.25	.25	.28	.22	.23
Net realized and unrealized gain (loss)	(.34)	(.66)	1.24	.48	.60	.84
Total from investment operations	(.23)	(.41)	1.49	.76	.82	1.07
Less distributions from: Net investment income	(.18)	(.43)	(.30)	(.25)	(.24)	(.21)
Net asset value, end of period	$ 11.58	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Total Return (%)[b,c]	(1.93)**	(3.31)	12.95	6.92	7.92	10.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	27	35	38	71	70
Ratio of expenses before expense reductions (%)[d]	.49*	.48	.47	.45	.44	.42
Ratio of expenses after expense reductions (%)[d]	.26*	.27	.21	.22	.33	.33
Ratio of net investment income (%)	1.87*	2.00	2.03	2.41	2.07	2.13
Portfolio turnover rate (%)	119**	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class A
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.05	$ 16.10	$ 14.34	$ 13.50	$ 12.74	$ 11.56
Income (loss) from investment operations: Net investment income[a]	.11	.25	.23	.27	.22	.22
Net realized and unrealized gain (loss)	(1.19)	(.83)	1.87	.83	.78	1.18
Total from investment operations	(1.08)	(.58)	2.10	1.10	1.00	1.40
Less distributions from: Net investment income	(.29)	(.47)	(.34)	(.26)	(.24)	(.22)
Net asset value, end of period	$ 13.68	$ 15.05	$ 16.10	$ 14.34	$ 13.50	$ 12.74
Total Return (%)[b,c,d]	(7.33)**	(3.63)	14.68	8.28	8.01	12.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	50	68	72	80	79
Ratio of expenses before expense reductions (%)[e]	.76*	.66	.65	.67	.63	.68
Ratio of expenses after expense reductions (%)[e]	.48*	.52	.46	.47	.59	.59
Ratio of net investment income (%)	1.54*	1.58	1.52	1.93	1.69	1.70
Portfolio turnover rate (%)	121**	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class C
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 14.92	$ 15.96	$ 14.22	$ 13.38	$ 12.63	$ 11.45
Income (loss) from investment operations: Net investment income[a]	.06	.13	.12	.16	.12	.13
Net realized and unrealized gain (loss)	(1.20)	(.82)	1.84	.84	.77	1.17
Total from investment operations	(1.14)	(.69)	1.96	1.00	.89	1.30
Less distributions from: Net investment income	(.17)	(.35)	(.22)	(.16)	(.14)	(.12)
Net asset value, end of period	$ 13.61	$ 14.92	$ 15.96	$ 14.22	$ 13.38	$ 12.63
Total Return (%)[b,d]	(7.64)c**	(4.42)[c]	13.84[c]	7.52[c]	7.17	11.33[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	11	13	13	14	16
Ratio of expenses before expense reductions (%)[e]	1.50*	1.40	1.37	1.38	1.33	1.40
Ratio of expenses after expense reductions (%)[e]	1.23*	1.27	1.21	1.22	1.33	1.34
Ratio of net investment income (%)	.79*	.82	.77	1.18	.95	.95
Portfolio turnover rate (%)	121**	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Global Allocation Fund — Class S
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.07	$ 16.12	$ 14.37	$ 13.52	$ 12.77	$ 11.58
Income (loss) from investment operations: Net investment income[a]	.13	.30	.27	.31	.24	.25
Net realized and unrealized gain (loss)	(1.19)	(.84)	1.86	.84	.78	1.19
Total from investment operations	(1.06)	(.54)	2.13	1.15	1.02	1.44
Less distributions from: Net investment income	(.33)	(.51)	(.38)	(.30)	(.27)	(.25)
Net asset value, end of period	$ 13.68	$ 15.07	$ 16.12	$ 14.37	$ 13.52	$ 12.77
Total Return (%)[b,c]	(7.21)**	(3.43)	14.95	8.62	8.19	12.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61	71	89	87	105	107
Ratio of expenses before expense reductions (%)[d]	.53*	.42	.42	.42	.42	.42
Ratio of expenses after expense reductions (%)[d]	.23*	.27	.21	.22	.34	.34
Ratio of net investment income (%)	1.78*	1.87	1.77	2.20	1.87	1.95
Portfolio turnover rate (%)	121**	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class A
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 10.41	$ 12.04	$ 10.66	$ 9.71	$ 9.10	$ 8.04
Income (loss) from investment operations: Net investment income[a]	.06	.16	.14	.19	.13	.12
Net realized and unrealized gain (loss)	(.67)	(.42)	1.68	.92	.61	1.04
Total from investment operations	(.61)	(.26)	1.82	1.11	.74	1.16
Less distributions from: Net investment income	(.19)	(.28)	(.31)	(.16)	(.13)	(.10)
Net realized gains	(.84)	(1.09)	(.13)	—	—	—
Total distributions	(1.03)	(1.37)	(.44)	(.16)	(.13)	(.10)
Net asset value, end of period	$ 8.77	$ 10.41	$ 12.04	$ 10.66	$ 9.71	$ 9.10
Total Return (%)[b,c,d]	(6.63)**	(2.39)	17.23	11.61	8.26	14.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	24	32	40	41	38
Ratio of expenses before expense reductions (%)[e]	.99*	.85	.82	.82	.80	.80
Ratio of expenses after expense reductions (%)[e]	.50*	.52	.46	.47	.58	.58
Ratio of net investment income (%)	1.21*	1.39	1.25	1.84	1.39	1.30
Portfolio turnover rate (%)	103**	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class C
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 10.37	$ 11.99	$ 10.62	$ 9.67	$ 9.06	$ 8.01
Income (loss) from investment operations: Net investment income[a]	.02	.07	.05	.11	.06	.05
Net realized and unrealized gain (loss)	(.67)	(.41)	1.67	.93	.61	1.03
Total from investment operations	(.65)	(.34)	1.72	1.04	.67	1.08
Less distributions from: Net investment income	(.11)	(.19)	(.22)	(.09)	(.06)	(.03)
Net realized gains	(.84)	(1.09)	(.13)	—	—	—
Total distributions	(.95)	(1.28)	(.35)	(.09)	(.06)	(.03)
Net asset value, end of period	$ 8.77	$ 10.37	$ 11.99	$ 10.62	$ 9.67	$ 9.06
Total Return (%)[b,c,d]	(6.98)**	(3.11)	16.29	10.80	7.48	13.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	6	5	5	5
Ratio of expenses before expense reductions (%)[e]	1.68*	1.54	1.48	1.52	1.48	1.50
Ratio of expenses after expense reductions (%)[e]	1.25*	1.27	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	.41*	.65	.46	1.06	.61	.55
Portfolio turnover rate (%)	103**	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Deutsche Multi-Asset Moderate Allocation Fund — Class S
Six Months Ended 2/29/16 (Unaudited)		Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 10.41	$ 12.05	$ 10.68	$ 9.72	$ 9.11	$ 8.05
Income (loss) from investment operations: Net investment income[a]	.07	.23	.17	.22	.15	.15
Net realized and unrealized gain (loss)	(.66)	(.47)	1.67	.93	.61	1.04
Total from investment operations	(.59)	(.24)	1.84	1.15	.76	1.19
Less distributions from: Net investment income	(.22)	(.31)	(.34)	(.19)	(.15)	(.13)
Net realized gains	(.84)	(1.09)	(.13)	—	—	—
Total distributions	(1.06)	(1.40)	(.47)	(.19)	(.15)	(.13)
Net asset value, end of period	$ 8.76	$ 10.41	$ 12.05	$ 10.68	$ 9.72	$ 9.11
Total Return (%)[b,c]	(6.47)**	(2.21)	17.41	11.99	8.52	14.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	9	20	18	21	18
Ratio of expenses before expense reductions (%)[d]	.67*	.58	.56	.57	.55	.55
Ratio of expenses after expense reductions (%)[d]	.25*	.26	.21	.22	.33	.33
Ratio of net investment income (%)	1.42*	2.05	1.49	2.12	1.58	1.55
Portfolio turnover rate (%)	103**	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Asset Conservative Allocation Fund (formerly Deutsche LifeCompass 2015 Fund), Deutsche Multi-Asset Global Allocation Fund (formerly Deutsche LifeCompass 2020 Fund) and Deutsche Multi-Asset Moderate Allocation Fund (formerly Deutsche LifeCompass 2030 Fund) (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of Deutsche Asset Allocation Trust (formerly Deutsche Target Date Series) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest in other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2015, Deutsche Multi-Asset Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $32,727,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($22,560,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elects to defer qualified late year losses of approximately $223,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

At August 31, 2015, Deutsche Multi-Asset Global Allocation Fund had a net tax basis capital loss carryforward of approximately $11,724,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($2,298,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elects to defer qualified late year losses of approximately $100,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2015 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of Deutsche Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the period ended February 29, 2016, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 29, 2016 is included in the tables following the Deutsche Multi-Asset Global Allocation and Deutsche Multi-Asset Moderate Allocation Funds' Investment Portfolios. There were no open futures contracts as of February 29, 2016 for Deutsche Multi-Asset Conservative Allocation Fund. For the six months ended February 29, 2016, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $93,000 for Deutsche Multi-Asset Conservative Allocation Fund, from $0 to approximately $595,000 for Deutsche Multi-Asset Global Allocation Fund and from $0 to approximately $1,657,000 for Deutsche Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ —	$ 8,509	$ 17,018

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liabilities Derivative	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ —	$ (20,038)	$ (59,567)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 29, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain(Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ (3,855)	$ (1,279,947)	$ (413,944)
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation(Depreciation)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$ —	$ (11,529)	$ (42,549)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) from futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. Effective October 16, 2015, shareholders of the Funds approved an Amended and Restated Investment Management Agreement that resulted in a change to the way management fees are charged for the Advisor’s management of the Funds' assets, including a direct management fee charged by Advisor to each Fund. Prior to October 16, 2015, the Advisor agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement, however, the Advisor, and when applicable its affiliates, received management fees from managing the Underlying Deutsche Funds in which each Fund invested.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Conservative Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund's average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Global Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund's average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the period from October 16, 2015 through February 29, 2016, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10%, 0.10% and 0.10% of the Fund's average daily net assets for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. At February 29, 2016, Deutsche Multi-Asset Moderate Allocation Fund and Deutsche Multi-Asset Global Allocation Fund did not invest in more than 5% of any Underlying Deutsche Fund. At February 29, 2016, Deutsche Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: 14% of Deutsche U.S. Bond Index Fund and 10% of Deutsche Core Plus Income Fund.

For the period from September 1, 2015 through October 18, 2015, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Class A	.54%	.54%	.54%
Class B	1.29%	1.29%	1.29%
Class C	1.29%	1.29%	1.29%
Class S	.29%	.29%	.29%

Effective October 19, 2015 through September 30, 2018, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), fees waived and/or expenses reimbursed for each Fund were as follows:

Deutsche Multi-Asset Conservative Allocation Fund Class A	$ 46,857
Class B	537
Class C	10,695
Class S	57,063
$ 115,152
Deutsche Multi-Asset Global Allocation Fund Class A	$ 66,341
Class B	848
Class C	13,227
Class S	100,205
$ 180,621
Deutsche Multi-Asset Moderate Allocation Fund Class A	$ 65,289
Class B	316
Class C	10,994
Class S	24,194
$ 100,793

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2016, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at February 29, 2016
Deutsche Multi-Asset Conservative Allocation Fund	$ 48,536	$ 8,270
Deutsche Multi-Asset Global Allocation Fund	$ 62,151	$ 8,935
Deutsche Multi-Asset Moderate Allocation Fund	$ 21,748	$ 3,128

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 29, 2016
Deutsche Multi-Asset Conservative Allocation Fund Class A	$ 18,913	$ 13,932
Class B	499	282
Class C	2,530	2,022
Class S	30,010	16,395
	$ 51,952	$ 32,631
Deutsche Multi-Asset Global Allocation Fund Class A	$ 27,029	$ 18,870
Class B	788	433
Class C	2,715	1,586
Class S	55,187	28,598
	$ 85,719	$ 49,487
Deutsche Multi-Asset Moderate Allocation Fund Class A	$ 17,456	$ 15,122
Class B	229	126
Class C	1,522	1,271
Class S	6,325	3,224
	$ 25,532	$ 19,743

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 29, 2016
Deutsche Multi-Asset Conservative Allocation Fund Class B	$ 206	$ 6
Class C	36,335	6,061
	$ 36,541	$ 6,067
Deutsche Multi-Asset Global Allocation Fund Class B	$ 258	$ 4
Class C	36,750	5,291
	$ 37,008	$ 5,295
Deutsche Multi-Asset Moderate Allocation Fund Class B	$ 153	$ 4
Class C	19,481	2,966
	$ 19,634	$ 2,970

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 29, 2016	Annualized Rate
Deutsche Multi-Asset Conservative Allocation Fund Class A	$ 45,897	$ 23,332.24%
Class B	67	17.25%
Class C	12,040	4,266.25%
	$ 58,004	$ 27,615
Deutsche Multi-Asset Global Allocation Fund Class A	$ 57,600	$ 18,367.24%
Class B	84	25.24%
Class C	12,216	3,737.25%
	$ 69,900	$ 22,129
Deutsche Multi-Asset Moderate Allocation Fund Class A	$ 32,743	$ 11,070.24%
Class B	50	12.25%
Class C	6,487	2,161.25%
	$ 39,280	$ 13,243

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2016 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund aggregated $8,338, $848 and $2,183, respectively.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the CDSC for Class B shares aggregated $16, $101 and $17 and for Class C shares aggregated $330, $274 and $469 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 29, 2016, the amounts charged to the Funds by DIMA included in the Statements of Operations under "Reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 29, 2016
Deutsche Multi-Asset Conservative Allocation Fund	$ 5,346	$ 1,041
Deutsche Multi-Asset Global Allocation Fund	$ 5,064	$ 1,239
Deutsche Multi-Asset Moderate Allocation Fund	$ 4,952	$ 632

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

D. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 29, 2016, there was one shareholder account that held approximately 14% of the outstanding shares of Deutsche Multi-Asset Moderate Allocation Fund.

E. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Effective March 24, 2016, the Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

Deutsche Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	138,493	$ 1,642,840	171,227	$ 2,153,031
Class C	40,010	470,813	29,590	372,213
Class S	81,226	968,594	137,724	1,732,366
		$ 3,082,247		$ 4,257,610
Shares issued to shareholders in reinvestment of distributions
Class A	41,016	$ 483,988	86,818	$ 1,086,643
Class B	52*	615*	362	4,544
Class C	7,111	83,920	15,259	190,965
Class S	53,030	626,512	83,100	1,038,217
		$ 1,195,035		$ 2,320,369
Shares redeemed
Class A	(380,860)	$ (4,520,022)	(741,088)	$ (9,304,072)
Class B	(9,421)*	(111,397)*	(21,816)	(274,687)
Class C	(78,892)	(941,920)	(126,719)	(1,595,195)
Class S	(409,437)	(4,849,261)	(695,789)	(8,690,013)
		$ (10,422,600)		$ (19,863,967)
Shares issued in tax-free reorganization**
Class A	937,553	$ 11,372,390	—	$ —
Class B	3,437*	41,729*	—	—
Class C	262,548	3,184,690	—	—
Class S	2,858,792	34,620,445	—	—
		$ 49,219,254		$ —
Net increase (decrease)
Class A	736,202	$ 8,979,196	(483,043)	$ (6,064,398)
Class B	(5,932)*	(69,053)*	(21,454)	(270,143)
Class C	230,777	2,797,503	(81,870)	(1,032,017)
Class S	2,583,611	31,366,290	(474,965)	(5,919,430)
		$ 43,073,936		$ (13,285,988)

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

** On October 16, 2015, Deutsche LifeCompass Retirement Fund was acquired by the Fund through a tax-free reorganization (see Note H).

Deutsche Multi-Asset Global Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	112,416	$ 1,666,978	363,769	$ 5,713,008
Class B	—*	—*	1,286	20,242
Class C	10,346	153,517	29,046	456,535
Class S	86,200	1,274,662	291,016	4,561,922
		$ 3,095,157		$ 10,751,707
Shares issued to shareholders in reinvestment of distributions
Class A	61,554	$ 912,847	122,913	$ 1,906,383
Class B	28*	420*	806	12,455
Class C	7,154	105,742	15,596	241,109
Class S	95,740	1,418,883	176,729	2,741,072
		$ 2,437,892		$ 4,901,019
Shares redeemed
Class A	(390,782)	$ (5,726,229)	(1,378,387)	$ (21,610,837)
Class B	(12,410)*	(182,596)*	(38,498)	(598,416)
Class C	(70,997)	(1,038,931)	(131,055)	(2,037,202)
Class S	(461,903)	(6,876,038)	(1,275,668)	(19,756,266)
		$ (13,823,794)		$ (44,002,721)
Net increase (decrease)
Class A	(216,812)	$ (3,146,404)	(891,705)	$ (13,991,446)
Class B	(12,382)*	(182,176)*	(36,406)	(565,719)
Class C	(53,497)	(779,672)	(86,413)	(1,339,558)
Class S	(279,963)	(4,182,493)	(807,923)	(12,453,272)
		$ (8,290,745)		$ (28,349,995)

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

Deutsche Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	246,623	$ 2,339,775	386,405	$ 4,271,546
Class B	—*	—*	460	4,952
Class C	30,440	291,446	49,390	547,556
Class S	111,646	1,075,119	267,683	3,075,685
		$ 3,706,340		$ 7,899,739
Shares issued to shareholders in reinvestment of distributions
Class A	252,155	$ 2,407,063	331,733	$ 3,526,322
Class B	519*	4,965*	1,771	18,847
Class C	48,435	463,029	57,884	615,886
Class S	90,237	859,580	237,291	2,520,031
		$ 3,734,637		$ 6,681,086
Shares redeemed
Class A	(833,813)	$ (7,678,958)	(1,053,129)	$ (11,485,778)
Class B	(6,547)*	(60,420)*	(20,875)	(233,391)
Class C	(53,740)	(527,196)	(98,730)	(1,083,299)
Class S	(217,217)	(2,129,488)	(1,347,501)	(14,221,145)
		$ (10,396,062)		$ (27,023,613)
Shares issued in tax-free reorganization**
Class A	629,907	$ 6,090,926	—	$ —
Class C	44,978	435,351	—	—
Class S	494,523	4,772,186	—	—
		$ 11,298,463		$ —
Net increase (decrease)
Class A	294,872	$ 3,158,806	(334,991)	$ (3,687,910)
Class B	(6,028)*	(55,455)*	(18,644)	(209,592)
Class C	70,113	662,630	8,544	80,143
Class S	479,189	4,577,397	(842,527)	(8,625,429)
		$ 8,343,378		$ (12,442,788)

* For the period from September 1, 2015 to February 10, 2016 (see Note A).

** On October 16, 2015, Deutsche LifeCompass 2040 Fund was acquired by the Fund through a tax-free reorganization (see Note H).

G. Transactions with Affiliates

The Underlying Deutsche Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended February 29, 2016 is as follows:

Deutsche Multi-Asset Conservative Allocation Fund

Affiliate	Value ($) at 8/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/29/2016
Deutsche Capital Growth Fund	496,498	—	883,650	320,258	—	—	—
Deutsche Core Equity Fund	8,140,395	5,833,752	3,638,500	(582,503)	62,289	1,302,063	13,471,813
Deutsche Core Plus Income Fund	4,810,458	20,287,833	5,624,700	(277,783)	272,633	—	23,558,786
Deutsche Diversified Market Neutral Fund	1,023,935	—	1,671,672	(137,988)	—	—	—
Deutsche EAFE Equity Index Fund	1,981,118	—	3,267,767	638,602	—	—	—
Deutsche Emerging Markets Equity Fund	1,227,576	2,468,982	3,818,504	(869,164)	9,781	—	—
Deutsche Enhanced Commodity Strategy Fund	2,214,379	39,369	2,200,000	(892,359)	6,169	—	1,079,566
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,003,686	46,809	3,447,714	(526,591)	46,809	—	—
Deutsche Enhanced Global Bond Fund	1,611,505	404,990	353,000	(52,470)	31,590	—	3,117,242
Deutsche Equity 500 Index Fund	7,334,108	31,377	13,064,478	5,416,564	31,377	—	—
Deutsche European Equity Fund	—	5,477,609	1,335,500	(73,511)	46,109	—	3,559,374
Deutsche Floating Rate Fund	954,692	23,705	1,105,600	(102,136)	23,705	—	495,743
Deutsche GNMA Fund	—	18,135,220	—	—	41,872	—	18,160,860
Deutsche Global Equity Fund	1,042,252	—	1,757,302	336,535	—	—	—
Deutsche Global Growth Fund	377,207	—	624,557	15,485	—	—	—
Deutsche Global High Income Fund	—	1,060,208	—	—	9,687	—	1,047,614
Deutsche Global Inflation Fund	8,163,249	33,652	11,545,400	(546,515)	33,652	—	3,113,053
Deutsche Global Infrastructure Fund	3,133,355	3,160	5,637,015	(668,790)	3,159	—	—
Deutsche Global Small Cap Fund	1,481,406	—	2,411,227	(219,593)	—	—	—
Deutsche High Income Fund	1,412,518	36,554	1,410,400	(104,769)	36,554	—	1,014,516
Deutsche Latin America Equity Fund	36,353	—	59,271	(39,775)	—	—	—
Deutsche Real Estate Securities Fund	3,000,903	15,565	5,923,299	82,379	15,565	—	—
Deutsche Real Estate Securities Income Fund	92,036	963	173,985	(21,894)	861	102	—
Deutsche Short Duration Fund	3,322,055	23,069,508	28,918,248	(659,892)	199,211	—	—
Deutsche Small Cap Core Fund	1,856,126	171,543	1,105,200	313,867	—	171,543	1,982,179
Deutsche Small Cap Growth Fund	242,474	—	425,220	(10,030)	—	—	—
Deutsche Small Cap Value Fund	80,465	—	145,432	(21,460)	—	—	—
Deutsche U.S. Bond Index Fund	3,603,784	14,454,636	6,866,419	(306,317)	98,413	—	14,627,430
Deutsche World Dividend Fund	712,880	3,341	1,193,880	16,794	3,341	—	—
Deutsche X-trackers MSCI Europe Hedged Equity Fund	165,888	—	274,115	(6,256)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity Fund	89,746	2,737,434	2,314,321	(556,349)	1,684	63,182	—
Central Cash Management Fund	2,000,577	30,637,602	24,716,054	—	3,960	—	7,922,125
Total	62,611,624	124,973,812	135,912,430	464,339	978,421	1,536,890	93,150,301

Deutsche Multi-Asset Global Allocation Fund

Affiliate	Value ($) 8/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/29/2016
Deutsche Capital Growth Fund	1,329,922	—	1,414,793	526,032	—	—	—
Deutsche Core Equity Fund	21,802,868	397,120	19,652,800	5,527,229	58,963	338,157	3,004,737
Deutsche Core Plus Income Fund	7,114,591	4,826,396	5,843,300	(291,478)	115,696	—	5,974,234
Deutsche Diversified Market Neutral Fund	1,818,631	—	1,816,519	(132,191)	—	—	—
Deutsche EAFE Equity Index Fund	5,085,111	—	5,165,150	853,457	—	—	—
Deutsche Emerging Markets Equity Fund	3,394,120	5,912,456	8,044,341	(1,527,504)	16,756	—	—
Deutsche Enhanced Commodity Strategy Fund	5,196,903	125,298	4,306,700	(1,650,744)	10,598	—	598,830
Deutsche Enhanced Emerging Markets Fixed Income Fund	4,804,650	774,073	5,306,202	(931,843)	122,973	—	—
Deutsche Enhanced Global Bond Fund	3,022,019	1,735,139	1,674,600	(246,093)	37,739	—	3,106,257
Deutsche Equity 500 Index Fund	19,644,641	79,776	20,916,958	7,929,548	79,776	—	—
Deutsche European Equity Fund	—	9,921,814	3,729,700	(166,649)	71,414	—	5,271,439
Deutsche Floating Rate Fund	1,981,955	2,329,581	3,242,728	(173,440)	33,381	—	952,579
Deutsche GNMA Fund	—	5,314,974	—	—	12,272	—	5,322,488
Deutsche Global Equity Fund	2,675,726	—	2,776,664	644,812	—	—	—
Deutsche Global Growth Fund	968,471	18,443,879	7,337,800	(263,548)	679	—	10,614,670
Deutsche Global High Income Fund	—	6,535,498	—	—	73,300	56,191	6,334,493
Deutsche Global Inflation Fund	11,052,498	47,202	7,482,300	(390,494)	47,202	—	3,545,106
Deutsche Global Infrastructure Fund	5,909,278	5,656	6,032,448	(734,526)	5,656	—	—
Deutsche Global Small Cap Fund	3,803,348	1,250,560	1,634,000	(289,230)	—	211,060	2,802,538
Deutsche High Income Fund	2,932,379	1,503,803	3,984,863	(203,226)	35,803	—	390,049
Deutsche Latin America Equity Fund	100,573	—	97,576	(70,590)	—	—	—
Deutsche Real Estate Securities Fund	5,669,830	27,908	6,298,012	48,803	27,908	—	—
Deutsche Real Estate Securities Income Fund	173,837	1,726	185,180	(24,171)	1,542	184	—
Deutsche Short Duration Fund	4,912,931	6,916,584	11,652,102	(335,407)	86,884	—	—
Deutsche Small Cap Core Fund	4,674,786	—	4,774,604	1,480,916	—	—	—
Deutsche Small Cap Growth Fund	610,897	—	610,226	(17,609)	—	—	—
Deutsche Small Cap Value Fund	202,812	—	208,543	(46,961)	—	—	—
Deutsche U.S. Bond Index Fund	5,329,843	4,492,617	5,361,003	(266,759)	47,977	—	4,528,544
Deutsche World Dividend Fund	1,830,029	8,140	1,887,880	(96,323)	8,140	—	—
Deutsche X-trackers MSCI Europe Hedged Equity Fund	406,944	—	420,678	(10,873)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity Fund	214,610	5,745,822	5,047,279	(902,098)	3,319	124,462	—
Central Cash Management Fund	—	105,810,576	99,139,197	—	5,262	—	6,671,379
Total	126,664,203	182,206,598	246,044,146	8,239,040	903,240	730,054	59,117,343

Deutsche Multi-Asset Moderate Allocation Fund

Affiliate	Value ($) at 8/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/29/2016
Deutsche Capital Growth Fund	373,765	—	546,211	261,801	—	—	—
Deutsche Core Equity Fund	6,132,698	6,778,453	1,411,100	(259,904)	48,577	1,030,276	11,764,177
Deutsche Core Plus Income Fund	1,099,112	3,063,583	1,173,800	(55,049)	39,683	—	3,131,227
Deutsche Diversified Market Neutral Fund	436,169	—	590,920	(15,907)	—	—	—
Deutsche EAFE Equity Index Fund	1,347,278	—	1,902,003	372,925	—	—	—
Deutsche Emerging Markets Equity Fund	860,220	2,328,520	2,975,272	(650,045)	7,320	—	—
Deutsche Enhanced Commodity Strategy Fund	912,548	26,598	700,000	(302,390)	2,597	—	429,371
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,214,544	344,348	1,888,204	(355,256)	40,047	—	—
Deutsche Enhanced Global Bond Fund	444,156	1,180,781	92,600	(11,969)	13,380	—	1,651,376
Deutsche Equity 500 Index Fund	5,529,804	23,658	8,092,238	3,477,807	23,657	—	—
Deutsche European Equity Fund	—	3,719,831	492,800	(27,811)	31,731	—	2,798,636
Deutsche Floating Rate Fund	416,969	554,343	560,200	(60,876)	17,343	—	506,414
Deutsche GNMA Fund	—	2,825,526	—	—	6,524	—	2,829,521
Deutsche Global Equity Fund	709,801	—	1,024,094	241,579	—	—	—
Deutsche Global Growth Fund	256,952	—	364,189	54,114	—	—	—
Deutsche Global High Income Fund	—	524,229	—	—	3,984	—	517,575
Deutsche Global Inflation Fund	1,219,954	570,430	108,700	(5,945)	19,630	—	1,884,622
Deutsche Global Infrastructure Fund	1,204,887	1,215	1,646,005	(174,968)	1,215	—	—
Deutsche Global Small Cap Fund	1,008,957	—	1,405,551	(106,179)	—	—	—
Deutsche High Income Fund	616,996	274,615	22,600	(3,620)	25,215	—	1,036,431
Deutsche Latin America Equity Fund	25,366	—	34,608	(21,826)	—	—	—
Deutsche Real Estate Securities Fund	1,168,144	6,059	1,736,636	44,209	6,059	—	—
Deutsche Real Estate Securities Income Fund	35,838	375	50,941	(5,961)	335	40	—
Deutsche Short Duration Fund	759,145	3,453,750	4,267,602	(93,998)	30,251	—	—
Deutsche Small Cap Core Fund	1,331,618	128,610	157,000	47,768	—	128,210	1,574,879
Deutsche Small Cap Growth Fund	174,171	—	245,084	(3,117)	—	—	—
Deutsche Small Cap Value Fund	57,723	—	83,708	(6,504)	—	—	—
Deutsche U.S. Bond Index Fund	825,336	1,386,958	962,712	(54,043)	10,748	—	1,402,412
Deutsche World Dividend Fund	485,553	2,275	696,189	73,608	2,276	—	—
Deutsche X-trackers MSCI Europe Hedged Equity Fund	106,272	—	150,494	(3,434)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity Fund	54,628	2,147,710	1,770,953	(453,479)	1,304	48,914	—
Central Cash Management Fund	8,325,858	12,085,881	18,655,706	—	3,231	—	1,756,033
Total	37,134,462	41,427,748	53,808,120	1,901,530	335,107	1,207,440	31,282,674

H. Acquisition of Assets

On October 16, 2015, the Deutsche Multi-Asset Conservative Allocation Fund (the "Fund") acquired all of the net assets of Deutsche LifeCompass Retirement Fund pursuant to a plan of reorganization approved by shareholders of Life Compass Retirement Fund on September 11, 2015. The acquisition was accomplished by a tax-free exchange of 940,654 Class A shares, 3,445 Class B shares, 263,240 Class C shares and 2,865,417 Class S shares of LifeCompass Retirement Fund for 937,553 Class A shares, 3,437 Class B shares, 262,548 Class C shares and 2,858,792 Class S shares of the Fund, respectively, outstanding on October 16, 2015. Deutsche LifeCompass Retirement Fund net assets at that date, $49,219,254, including $2,915,232 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $65,095,379. The combined net assets of the Fund immediately following the acquisition were $114,314,633.

On October 16, 2015, the Deutsche Multi-Asset Moderate Allocation Fund (the "Fund") acquired all of the net assets of Deutsche LifeCompass 2040 Fund pursuant to a plan of reorganization approved by shareholders of Life Compass 2040 Fund on September 11, 2015. The acquisition was accomplished by a tax-free exchange of 1,014,186 Class A shares, 72,407 Class C shares and 794,298 Class S shares of LifeCompass 2040 Fund for 629,907 Class A shares, 44,978 Class C shares and 494,523 Class S shares of the Fund, respectively, outstanding on October 16, 2015. Deutsche LifeCompass 2040 Fund net assets at that date, $11,298,463 including $2,414,893 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $37,526,779. The combined net assets of the Fund immediately following the acquisition were $48,825,242.

The financial statements reflect the operations of the Funds for the period prior to the acquisition and the combined funds for the period subsequent to the fund mergers. Assuming the acquisitions have been completed on September 1, 2015, the Funds' pro forma results of operations for the period ended February 29, 2016 are as follows:

Deutsche Multi-Asset Conservative Allocation Fund Net investment income	$ 900,908
Net gain (loss) on investments	$ (3,153,108)
Net increase (decrease) in net assets resulting from operations	$ (2,252,200)
Deutsche Multi-Asset Moderate Allocation Fund Net investment income	$ 274,624
Net gain (loss) on investments	$ (3,239,767)
Net increase (decrease) in net assets resulting from operations	$ (2,965,143)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2015 to February 29, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 979.50	$ 975.70	$ 980.70
Expenses Paid per $1,000*	$ 2.56	$ 6.24	$ 1.28
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,022.28	$ 1,018.55	$ 1,023.57
Expenses Paid per $1,000*	$ 2.61	$ 6.37	$ 1.31

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Conservative Allocation Fund	.52%	1.27%	.26%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Multi-Asset Global Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 926.70	$ 923.60	$ 927.90
Expenses Paid per $1,000*	$ 2.30	$ 5.88	$ 1.10
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,022.48	$ 1,018.75	$ 1,023.72
Expenses Paid per $1,000*	$ 2.41	$ 6.17	$ 1.16

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Global Allocation Fund	.48%	1.23%	.23%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Multi-Asset Moderate Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 933.70	$ 930.20	$ 935.30
Expenses Paid per $1,000*	$ 2.40	$ 6.00	$ 1.20
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,022.38	$ 1,018.65	$ 1,023.62
Expenses Paid per $1,000*	$ 2.51	$ 6.27	$ 1.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Moderate Allocation Fund	.50%	1.25%	.25%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

In March 2015, the Board of Trustees approved an amended and restated investment management agreement (the "New IMA") between Deutsche Asset Allocation Trust (formerly known as Deutsche Target Date Series), on behalf of its series Deutsche Multi-Asset Conservative Allocation Fund (formerly known as LifeCompass 2015 Fund), Deutsche Multi-Asset Global Allocation Fund (formerly known as LifeCompass 2020 Fund) and Deutsche Multi-Asset Moderate Allocation Fund (formerly known as LifeCompass 2030 Fund), and Deutsche Investment Management Americas Inc. ("DIMA"). Each fund is referred to herein as a "Fund" and, collectively, as the "Funds." The New IMA was considered as part of a proposal made by DIMA to restructure the LifeCompass 2015 Fund, the LifeCompass 2020 Fund and the LifeCompass 2030 Fund from funds that invest primarily in other Deutsche funds ("fund of funds") into managed multi-asset funds that invest directly in various securities and other investments as well as in other funds. DIMA proposed to amend and restate the then current management agreement (the "Prior IMA") between Deutsche Target Date Series, on behalf of the LifeCompass Funds, and DIMA such that DIMA would receive a management fee for its investment management services to the restructured Funds. Under the Prior IMA, DIMA did not receive a management fee from the LifeCompass Funds, but instead received management fees from the underlying Deutsche funds in which the LifeCompass Funds invested. The New IMA was subject to approval by shareholders of the Funds, and shareholders approved the New IMA at a meeting held on September 11, 2015. The New IMA went into effect with the restructuring of the Funds on October 19, 2015.

In September 2015, the Board also approved the continuation of the Prior IMA until the restructuring of the Funds was completed. In approving the continuation of the Prior IMA in September 2015, the Board considered, among other things: (1) information on the nature, quality and extent of services provided by DIMA to the Funds; (2) the Funds' investment management fee schedules, operating expenses and total expense ratios, noting that the Funds did not pay any Fund-level advisory fees under the Prior IMA; (3) profitability information; (4) whether there were economies of scale with respect to the management of the Funds and whether the Funds benefitted from any economies of scale; (5) the character and amount of other incidental benefits received by DIMA and its affiliates; and (6) the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Prior IMA in September 2015 was in the best interests of each Fund.

Below is a description of the Board's considerations of the New IMA in March 2015. In March 2015 (and in September 2015), all of the Trustees were independent of DIMA and its affiliates.

The Board considered DIMA's restructuring proposals, including the New IMA, over the course of in person meetings conducted in January and March 2015. In connection with its review, the Board reviewed and considered extensive materials regarding the restructuring proposals, including the New IMA, and met privately with its counsel to review the proposals. The Board also was advised by its fee consultant, and considered a comprehensive report prepared by its fee consultant regarding the New IMA in connection with its deliberations.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Funds' Prior IMA in September 2014 and considered many of the same factors that it considered when approving the Prior IMA. In this regard, the Board noted that, with the exception of the fee arrangements, the terms of the New IMA were substantially the same as the terms of the Prior IMA. The Board also considered, among other factors, the following:

— DIMA's belief that implementation of the New IMA was necessary in order to restructure the Funds' investment strategies, and that the restructuring would create the potential for improved performance as a result of greater investment flexibility and the ability to implement investment ideas with greater precision than was possible with the Funds' current fund of funds structure. In this regard, as part of its review of the restructuring proposals, the Board considered information regarding the similarities and differences between each Fund's current investment strategies and allocations across various asset classes, and each Fund's strategies and expected asset class allocations assuming approval of the New IMA and completion of the restructuring.

— DIMA's belief that the restructured Funds would have broader appeal to potential new investors, creating the opportunity for growth of assets and potential economies of scale as the Funds increase in size.

— The experience of DIMA and the investment personnel proposed to manage the Funds following implementation of the New IMA and completion of the restructuring.

— Each Fund's investment management fee schedule and total operating expense ratios, assuming implementation of the New IMA, including comparative information provided by Lipper Inc. ("Lipper") and the Board's fee consultant regarding investment management fee rates paid to other investment advisors by similar funds, and the net annual operating expense ratios for similar funds. The Board also considered each Fund's management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds and considered differences between each Fund and these comparable funds.

— As a result of the expense caps that DIMA agreed to implement for each Fund, each Fund's net annual operating expense ratios (including for this purpose both direct Fund expenses and indirect expenses incurred as a result of investments in underlying funds and ETFs) would be lower than each Fund's current net annual operating expense ratios from the effective date of the New IMA through at least September 30, 2018.

— The current size of each Fund; in this regard, the Board concluded that, based on each Fund's current asset levels and expense caps, among other factors, each Fund's fee schedule represents an appropriate sharing of such economies of scale as may exist in the management of each Fund, and that the profitability of each Fund is not expected to be unreasonable.

Based on all of the information considered, the Board concluded that the management fees to be paid by each Fund under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA was in the best interests of each Fund, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Deutsche Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

Deutsche Multi-Asset Global Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

Deutsche Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Asset Allocation Trust (formerly Deutsche Target Date Series)

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2016